Average Annual Total Returns		12 Months Ended	15 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	15.89%
STKd 100% Bitcoin & 100% Gold ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		34.71%	61.06%
Performance Inception Date			Oct. 15, 2024
STKd 100% Bitcoin & 100% Gold ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		32.96%	59.22%
STKd 100% Bitcoin & 100% Gold ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.57%	46.27%

[1]	The S&P 500® Total Return Index is a widely recognized benchmark index that tracks the performance of the 500 largest publicly traded companies in the United States.